Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 03, 2015	Dec. 28, 2013 Plant
Accounts Receivable
Allowance for estimated customer returns	$ 68.2	63.1
Allowance For Doubtful Accounts Receivable and Sales Returns Current	11.8	11.8
Cost and expense related to the Company's doubtful accounts	3.3
Inventories
Consignment inventory	$ 40.7	29.9
Sales of Licensed Products
Concentration of Risk
Concentration risk percentage	53.50%
Watch assembly and Jewelry production | Production | Production Concentration
Concentration of Risk
Number of majority-owned assembly factories		2
Concentration risk percentage		57.00%
MICHAEL KORS | Sales of Licensed Products | Licensed products
Concentration of Risk
Concentration risk percentage	26.30%